Inventories	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Inventory Disclosure [Abstract]
Inventories
4.	Inventories:

	June 30, 2022	March 31, 2022
Raw materials	$6,231,095	$7,920,190
Work in progress	—	1,016,916
Finished goods	7,825,419	7,974,690
Supplies and spare parts	—	147,610

	$14,056,514	$17,059,406

During
the three-month periods ended June 30, 2022 and 2021, inventories have been reduced by $3,079,997 and nil respectively. The write-down of inventories during the quarter ended June 30, 2022 is related to assets held for sale inventories that are not expected to be realized.

6.	Inventories:

	March 31, 2022	March 31, 2021
Raw materials	$7,920,190	$6,917,716
Work in progress	1,016,916	5,912,935
Finished goods	7,974,690	3,455,365
Supplies and spare parts	147,610	1,031,407

	$17,059,406	$17,317,423

During the years ended March 31, 2022 and 2021, inventories have been reduced by $3,772,066 and $18,962,254 respectively, as a result of a write-down to their net realizable value, which is included in cost of sales.